Long-Term Debt and Financial Liabilities, $11.0 Million Term Loan Facility (Details)					3 Months Ended	12 Months Ended
	Dec. 03, 2024 USD ($)	Jan. 16, 2024 USD ($)	Dec. 06, 2019 USD ($)	Dec. 02, 2019 Tranche	Mar. 31, 2023	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 22, 2019 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan						$ 102,181,653	$ 86,866,269	$ 53,864,500
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary									2
Face amount						$ 11,000,000
Number of tranches drawn | Tranche				2
Term of loan						5 years
Number of payment installments | Installment						20
Frequency of periodic payment						quarterly
Installment payment						$ 400,000
Balloon installment payable at maturity						$ 3,000,000
Maturity date						Dec. 02, 2024
Margin on variable rate					0.045%
Repayment of loan	$ 1,600,000	$ 2,400,000
$7.5 Million Bridge Loan [Member]
Long-Term Debt [Abstract]
Face amount			$ 7,500,000
Repayment of loan			$ 7,500,000